Cover Page Document	Aug. 30, 2019
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 30, 2019
Entity File Number	1-3164
Entity Registrant Name	Alabama Power Company
Entity Tax Identification Number	63-0004250
Entity Incorporation, State or Country Code	AL
Entity Address, Address Line One	600 North 18th Street
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35203
City Area Code	205
Local Phone Number	257-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	5.00% Series Class A Preferred Stock
Trading Symbol	ALP PR Q
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000003153
Amendment Flag	false